Segment Reporting - Reconciliation from Operating Income to Adjusted Operating Income (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) store	Dec. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Operating income (GAAP measure)		$ 7,954	$ 13,310	$ 13,911
Amortization of intangible assets		1,785	2,233	2,341
Net realized capital (gains) losses		320	(176)	(52)
Office real estate optimization charges	$ 117	117	0	0
Gain on divestiture of subsidiaries		(475)	0	(269)
Opioid litigation charges		5,803	0	0
Loss on assets held for sale		2,533	0	0
Acquisition-related integration costs		0	132	332
Store impairments		0	1,358	0
Goodwill impairment		0	431	0
Acquisition purchase price adjustments outside of measurement period		0	(61)	0
Receipt of fully reserved ACA risk corridor receivable		0	0	(307)
Adjusted operating income		$ 18,037	$ 17,227	15,956
Number of stores, planned closure | store			900
U.S. Department of Health and Human Services, ACA Risk Corridor Receivables | Settled Litigation
Segment Reporting Information [Line Items]
Gain contingency, unrecorded amount				313	$ 313
Former gain contingency, recognized in current period, before tax				$ 307